CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Allowance for Doubtful Accounts Receivable	$ 503	$ 157
Series A Cumulative Convertible Participating Preferred Stock
Convertible participating preferred stock, par value	$ 0.01	$ 0.01
Convertible participating preferred stock, authorized	10,000,000	10,000,000
Convertible participating preferred stock, issued	220,000	220,000
Convertible participating preferred stock, outstanding	220,000	220,000
Class A Common Stock
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	170,000,000	170,000,000
Common stock, shares issued	1,785,880	1,666,667
Common stock, shares outstanding	1,785,880	1,666,667
Class B Common Stock
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	5,413,197	5,359,753
Common stock, shares outstanding	5,413,197	5,359,753
Class C Common Stock
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	30,000,000	30,000,000
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0